Annual Total Returns - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Core ETF - Fidelity Fundamental Large Cap Core ETF
Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 02, 2020
Annual Return 2021	24.46%
Annual Return 2022	(0.07%)
Annual Return 2023	25.19%